Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements that have been issued but not yet adopted
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions:
1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
	3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	Under evaluation
ASU 2023-01 Leases (Topic 842): Common Control Arrangements	The amendments provide a practical expedient for private companies and not-for-profit entities that are not conduit bond obligors to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. If no written terms and conditions exist (including in situations in which an entity does not document existing unwritten terms and conditions in writing upon transition to the practical expedient), an entity is prohibited from applying the practical expedient and must evaluate the enforceable terms and conditions to apply Topic 842.

Also, the amendments require that leasehold improvements associated with common control leases be:
1. Amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term) as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. However, if the lessor obtained the right to control the use of the underlying asset through a lease with another entity not within the same common control group, the amortization period may not exceed the amortization period of the common control group.
2. Accounted for as a transfer between entities under common control through an adjustment to equity (or net assets for not-for-profit entities) if, and when, the lessee no longer controls the use of the underlying asset.
	Additionally, those leasehold improvements are subject to the impairment guidance in Topic 360, Property, Plant, and Equipment.	January 1, 2024	Under evaluation
ASU 2023-02 Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force)	The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit).	January 1, 2024	Under evaluation